Liability warrants (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Liability warrants	$ 1,596	$ 6,439
G R N V Sponsor Private Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Liability warrants	1,596
Warrant Purchase Agreement 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Liability warrants		$ 6,439